U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant of Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type.

1.      Name and address of issuer:
        The Nottingham Investment Trust II
        105 North Washington Street, Post Office Drawer 69
        Rocky Mount, North Carolina  27802-0069


2.      Name of each series or class of funds for which this notice is filed:
        Capital Value Fund
        Investek Fixed Income Trust
        ZSA Equity Fund
        ZSA Asset Allocation Fund
        The Brown Capital Management Equity Fund
        The Brown Capital Management Balanced Fund
        The Brown Capital Management Small Company Fund

3.      Investment Company Act File Number: 811-6199
        Securities Act File Number:         33-37458

4.      Last day of fiscal year for which this notice is filed:

        March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):
        Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
        0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
        0

9. Number and aggregate sale price of securities sold during the fiscal year:

        Shares =1,604,856.547                     Price = $11,638,049.31

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Shares =1,604,856.547                     Price = $11,638,049.31

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        DRIP included in the securities reported under item 9

12.     Calculation of registration fee:

(i)     Aggregate sale price of securities sold during            $11,638,049.31
        the fiscal year in reliance on rule 24f-2            ___________________
        (from Item 10):

(ii)    Aggregate price of shares issued in connection         (included in (i))
        with dividend reinvestment plans (from Item          __________________
        11, if applicable):

(iii)   Aggregate price of shares redeemed or                    -$12,003,201.60
        repurchased during the fiscal year (if               __________________
        applicable):

(iv)    Aggregate price of shares redeemed or                                 -0
        repurchased and previously applied as a              ___________________
        deduction to filing fees pursuant to rule
        24e-2 (if applicable):

(v)     Net aggregate price of securities sold and                  $-365,152.29
        issued during the fiscal year in reliance on         ___________________
        rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

(vi)    Multiplier prescribed by Section 6(b) of the                    x 1/3300
        Securities Act of 1933 or other applicable law       ___________________
        or regulation (see Instruction C.6):

(vii)   Fee due [line (i) or line (v) multiplied by                           $0
        line (vi)]:                                          ===================


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the for is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

         [  ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                    SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ C. Frank Watson III
                          C. Frank Watson III
                          Secretary

Date     May 29, 1997

*Please print the name and title of the signing officer below the signature.